UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
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                                FORM N-Q
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          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER 811-21060

              AETOS CAPITAL MARKET NEUTRAL STRATEGIES FUND, LLC
               (Exact name of registrant as specified in charter)
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                          c/o Aetos Capital, LLC
                             875 Third Avenue
                          New York, New York 10022
               (Address of principal executive offices) (Zip code)

                              James M. Allwin
                             Aetos Capital, LLC
                            New York, New York 10022
                     (Name and address of agent for service)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                       DATE OF FISCAL YEAR END: JANUARY 31, 2005

                       DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS




           Aetos Capital Market Neutral Strategies Fund, LLC

                       Schedule of Investments

                         October 31, 2004
                            (Unaudited)


                                                                                             % OF MEMBERS'
FUND NAME                                                     COST             VALUE            CAPITAL
-------------------------------------------------------------------------------------------------------------

AQR Absolute Return Institutional Fund, L.P.               $14,900,000       $ 14,282,217       21.98%
Bravura Fund, L.P.                                           8,682,132          8,732,381       13.44
Cantillon U.S. Low Volatility, L.P.                         24,500,000         23,796,151       36.61
GMO Market Neutral Fund (Onshore)                            1,384,310          1,197,833        1.84
GMO Mean Reversion Fund                                     16,000,000         16,692,158       25.68
                                                        -----------------------------------------------------
   Total                                                   $65,466,442        $64,700,740      99.55%
                                                        =====================================================

The aggregate cost of investments for tax purposes was $65,466,442. Net unrealized depreciation on investments for tax purposes was $765,702 consisting of $742,407 of gross unrealized appreciation and $1,508,109 of gross unrealized depreciation.

Percentages are based on Members' Capital of $64,990,376. The investments in portfolio funds shown above, representing 99.55% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                             SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Aetos Capital Market Neutral Strategies Fund, LLC


By (Signature and Title)*      /s/ Michael F. Klein
                               --------------------
                               Michael F. Klein, President

Date December 17, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      /s/ Michael F. Klein
                               --------------------
                               Michael F. Klein, President

Date December 17, 2004

By (Signature and Title)*      /s/ Scott D. Sawyer
                               -------------------
                               Scott D. Sawyer, Treasurer

Date December 17, 2004
* Print the name and title of each signing officer under his or her signature.